Capital management (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Covenants Under Lending Agreements

As at December 31, 2017, the Company was in compliance with all of its financial covenants under such lending agreements.

	Year ended December 31
(millions, except ratio amounts)	2017	2016
Components of capital
Shareholders’ equity	$2,166	$2,247
Long-term debt	$359	$469

Ratios
Senior debt to EBITDA (1)	1.9	2.0
Total debt to EBITDA (2)	1.9	2.0
Senior debt to capitalization (3)	15%	17%
Total debt to capitalization (4)	15%	17%
Priority debt to consolidated tangible assets (5)	—	—

EBITDA (6)	$194	$235
Credit facility debt and senior notes	$359	$469
Letters of credit (7)	10	6

Senior debt and total debt	369	475
Total shareholders’ equity	2,166	2,247

Total capitalization	$2,535	$2,722

(1)	As at December 31, 2017, less than 3:1
(2)	As at December 31, 2017, less than 4:1
(3)	Not to exceed 50 percent
(4)	Not to exceed 55 percent
(5)	Priority debt not to exceed 15% of consolidated tangible assets.
(6)	EBITDA is calculated in accordance with Obsidian Energy’s lending agreements wherein unrealized risk management and impairment provisions are excluded. Additionally, under the syndicated credit facility, realized foreign exchange gains or losses related to debt maturities are excluded from the calculation.
(7)	Letters of credit defined as financial under the lending agreements are included in the calculation.